Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
17.	SHARE-BASED COMPENSATION

In March 2023, the board of directors of BTG approved the 2023 Share Incentive Plan (the “2023 Plan”), which became effective in April 2023. Under the 2023 Plan, the Group is able to issue up to an aggregate of 21,877,912 Class A ordinary shares to the designated recipients. BTG granted a total of 915,362 options and nil restricted share units in two batches in January and April 2025 for the periods ended June 30, 2025, and a total of 703,400 options and 255,000 restricted share units in two batches in January and April 2026 for the periods ended June 30, 2026 to the designated recipients under the 2023 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at exercise prices ranging from US$9.34 to US$11.21 and US$0.01 to US$21.67 per share for the six months ended June 30, 2026 and 2025, respectively. The majority of the share awards vest from two to seven years and certain share awards vest immediately upon issuance. The recipient shall continue to provide services to the Group by each vesting date. All share awards granted expire on the tenth anniversary from the date of grant.

The share awards issued in September 2024 under 2023 Plan include 830,000 share awards, which are replacement awards, to exchange for the acquiree’s awards in connection with the Group’s acquisition of FreeChain in September 2024 (the “FreeChain Acquisition”). In addition, the Group also issued 6,400,000 Class A ordinary shares, including 128,000 holdback shares, to certain shareholders of FreeChain. These shares are subject to a vesting period ranging from five to seven years, during which the recipients must continue to provide services to the Group through each vesting date. The fair value attributable to the pre-acquisition vesting service was included in the consideration transferred while the fair value attributable to the post-acquisition vesting service is recognized as share-based compensation expenses over the remaining service period. The fair value was determined based on the number of shares transferred and the closing price on the date of issuance.

In June 2023, the board of directors of BTG approved the 2023 Performance Share Plan (the “2023 Performance Plan”), which was effective in October 2023. Under the 2023 Performance Plan, the Group is able to issue up to an aggregate of 1,112,886 Class A ordinary shares to the designated recipients. The number of Class A ordinary shares available for issuance under the 2023 Performance Plan could be subsequently adjusted to be no more than 11,128,861 based on the Group’s market capitalization as set forth in the 2023 Performance Plan. The Group did not issue any award under the 2023 Performance Plan for the periods ended June 30, 2026 and 2025.

The following table illustrates the summary of share options activity.

	Periods ended June 30, 2026
	Number of options (’000)	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As at January 1, 2026	14,305	5.57	7.37	86,748
Granted	703	9.99
Exercised(1)	(616)	4.06
Forfeited	(363)	7.58
As at June 30, 2026	14,029	5.80	7.23	144,073
Vested and exercisable at June 30, 2026	8,248	4.15

	Periods ended June 30, 2025
	Number of options (’000)	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As at January 1, 2025	13,866	4.36	7.87	240,019
Granted	915	14.93
Exercised(1)	(536)	3.11
Forfeited	(79)	5.27
As at June 30, 2025	14,166	5.09	7.58	95,000
Vested and exercisable at June 30, 2025	7,139	3.74

(1)	The total proceeds received from the exercised shares under the 2023 Plan during the six months ended June 30, 2026 and 2025 was approximately US$2.5 million and US$1.7 million, respectively.

The following table illustrates a summary of restricted share units activity.

	Six months ended June 30, 2026
	Number of restricted share units (’000)	Weighted- Average Grant Date Fair Value Per Share (US$)
As at January 1, 2026	-	-
Granted	255	10.29
Vested	-	-
Forfeited	-	-
As at June 30, 2026	255	10.29

As of June 30, 2026 and December 31, 2025, there was US$45.0 million and US$75.2 million, respectively, of total unrecognized compensation cost related to nonvested share options, restricted share units and share awards. The unrecognized compensation cost as of June 30, 2026 is expected to be recognized over a weighted average remaining vesting period of approximately 2.90 years.

The expense recognized for share awards during the six months ended June 30, 2026 and 2025 was approximately US$13.5 million and US$20.6 million, respectively. The breakdown is as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
Cost of revenue	1,154	1,335
Selling expenses	236	596
General and administrative expenses	4,162	5,956
Research and development expenses	7,975	12,687
Total	13,527	20,574

The fair value of the share awards is estimated at the grant date using the binomial model with the assistance of an independent valuation specialist. The following table provides the inputs range to the model used for determining the value of the grant for the six months ended June 30, 2026 and 2025:

	Periods ended June 30,
In thousands of USD	2026	2025
Dividend yield (%)	-	-
Expected volatility (%)	118% - 119%	117% - 119%
Risk-free interest rate (%)	4.19% - 4.33%	4.17% - 4.58%
Exercise multiple	2.20	2.20 – 2.80